PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation or depletion is computed using the following rates:

Item	Methods	Rates
Mine properties	Units of production	Estimated proven and probable mineral reserves
Equipment, leasehold improvements	Straight line	Lesser of lease term and estimated useful life
Buildings	Straight line	20 years
Furniture, office equipment and software	Straight line	2 – 5 years
Plant and equipment	Straight line, units of production	4 – 10 years, estimated proven and probable mineral reserves
Mining equipment	Straight line	1 – 10 years based on life of mine
Deferred stripping costs	Units of production	Estimated proven and probable mineral reserves accessible due to stripping activity

Cost	Mine properties (i)	Development properties (ii)	Exploration, evaluation and pre-development properties (iii)	Buildings, plant and equipment	Total
Balance as at January 1, 2021	$96,537	$30,902	$52,463	$18,490	$198,392
Additions	3,677	69,049	169,195	199,952	441,873
Disposals	—	—	—	(3)	(3)
IFRS 16 Right of Use assets	—	—	—	634	634
Change in estimate of provision for environmental rehabilitation	—	318	1,762	—	2,080
Transfers	(355)	2,703	(200)	(2,148)	—
Adjustments	—	—	—	(26)	(26)
Classified as held for sale	(97,699)	(26,587)	—	(10,658)	(134,944)
Balance as at December 31, 2021	2,160	76,385	223,220	206,241	508,006
Additions	—	32,422	241	23,450	56,113
Disposals	—	—	—	(24)	(24)
IFRS 16 Right of Use assets	—	—	—	280	280
Transfers	—	899	7,182	(8,081)	—
Change in estimate of provision for environmental rehabilitation	—	(994)	(22,608)	—	(23,602)
Balance as at December 31, 2022	$2,160	$108,712	$208,035	$221,866	$540,773

Accumulated depreciation and impairment
Balance as at January 1, 2021	$93,298	$—	$—	$4,938	$98,236
Depletion, depreciation and amortization	2,877	—	—	3,481	6,358
Disposals	—	—	—	(3)	(3)
Classified as held for sale	(94,015)	—	—	(5,219)	(99,234)
Balance as at December 31, 2021	2,160	—	—	3,197	5,357
Depletion, depreciation and amortization	—	—	—	6,177	6,177
Disposals	—	—	—	(22)	(22)
Balance as at December 31, 2022	$2,160	$—	$—	$9,352	$11,512

Carrying amounts
Balance, December 31, 2021	$—	$76,385	$223,220	$203,044	$502,649
Balance as at December 31, 2022	$—	$108,712	$208,035	$212,514	$529,261
Mine properties:

Property	January 1, 2021	Additions	Transfers	Depletion	Classified as held for sale	December 31, 2021
Ruby Hill, Nevada[1]	$—	$2,160	$—	$(2,160)	$—	$—
South Arturo, Nevada [2]	3,239	1,517	(355)	(717)	(3,684)	—
Total	$3,239	$3,677	$(355)	$(2,877)	$(3,684)	$—
Development properties:

Property	January 1, 2022	Additions	Change in estimate of environmental provision	Transfers	Classified as held for sale	December 31, 2022
South Arturo, Nevada	$—	$—	$—	$—	$—	$—
Granite Creek, Nevada	76,385	32,422	(994)	899	—	108,712
Total	$76,385	$32,422	$(994)	$899	$—	$108,712

Property	January 1, 2021	Additions	Change in estimate of environmental provision	Transfers	Classified as held for sale	December 31, 2021
South Arturo, Nevada	$23,402	$482	$—	$2,703	$(26,587)	$—
Granite Creek, Nevada	7,500	68,567	318	—	—	76,385
Total	$30,902	$69,049	$318	$2,703	$(26,587)	$76,385
Exploration, evaluation and pre-development properties:

Property	January 1, 2022	Additions	Change in estimate of environmental provision	Transfers	Classified as held for sale	December 31, 2022
McCoy-Cove, Nevada	$54,105	$—	$(84)	$7,182	$—	$61,203
Ruby Hill, Nevada	103,594	—	(10,705)	—	—	92,889
Lone Tree, Nevada	65,521	—	(12,988)	—	—	52,533
Argenta, Nevada	—	241	1,169	—	—	1,410
Total	$223,220	$241	$(22,608)	$7,182	$—	$208,035

Property	January 1, 2021	Additions	Change in estimate of environmental provision	Transfers	Classified as held for sale	December 31, 2021
McCoy-Cove, Nevada	$52,213	$—	$1,842	$50	$—	$54,105
Ruby Hill, Nevada	—	103,674	(80)	—	—	103,594
Rodeo Creek, Nevada	250	—	—	(250)	—	—
Lone Tree, Nevada	—	65,521	—	—	—	65,521
Total	$52,463	$169,195	$1,762	$(200)	$—	$223,220
Depreciation, depletion and amortization on property, plant and equipment during the year ended December 31, 2022 and 2021 include amounts allocated to:

	Year ended December 31,
	2022	2021
Depreciation, depletion and amortization	$4,528	$—
Recorded in exploration, evaluation and pre-development	484	198
Recorded in general and administrative	346	163
Recorded in property maintenance	816	—
Depreciation, depletion and amortization capitalized into properties	215	—
Depreciation, depletion and amortization in discontinued operations	—	1,691
	6,389	2,052
Inventory movement	(212)	4,306
Total depletion, depreciation and amortization	$6,177	$6,358
The Company’s leased assets include buildings and vehicles. Right-of-use assets include:

	Buildings	Equipment	Vehicles	Total
As at December 31, 2020	$91	$—	$3	$94
Additions	635	—	—	635
Terminations	26	—	—	26
Depreciation	118	—	3	121
As at December 31, 2021	582	—	—	582
Additions	—	280	—	280
Depreciation	212	128	—	340
As at December 31, 2022	$370	$152	$—	$522

Schedule Of Mineral Property Royalties	Summary of mineral property Net Smelter Return ("NSR") royalties (as at December 31, 2022)

Active properties	NSR (i)
McCoy-Cove, Nevada	1.5% NSR Maverix Metals Inc.
2% NSR Maverix Metals Inc.
Tabor, Nevada	3% NSR Renaissance
Granite Creek	1-4% NSR Royal Gold/D.M. Duncan
3-5% NSR Royal Gold/D.M. Duncan
2% NSR Franco-Nevada/S&G Pinson
Portions of 7.5% NSR Stoffer/Noceto/Phillips
2% NSR Stoffer/Noceto/Phillips/Murphy/Christison
10% NPI Nevada Gold Mines
2% Newmont Capital Limited
Lone Tree	3% NSR
5% NSR VEK/Andrus
1% NSR Franco-Nevada Mining Corporation, Inc.
4-5% NSR Marigold Mining Company
5% NSR Richardson
5% NSR BTF Properties
Ruby Hill	2.5% NSR Placer Dome U.S. Inc.
3% Biale Trust
4% NSR Asarco Incorporated
3% RG Royalties
Inactive properties	NSR
Rodeo Creek, Nevada	2% NSR Nevada Select Royalty Inc
South Arturo, Nevada	4-9% Annual minimum royalty Franco-Nevada Corporation
(i)These royalties are tied to specific mining claims and may not apply to the entire property.